Intangible Assets, Net (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value	$ 82,059		$ 93,140
Land square meters	12,120		12,120
Purchased intangible assets		$ 17,050
Amortization expense	$ 771,357	$ 64,936